CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income		$ 6,214,971	$ 6,996,365	$ 4,207,787
Other comprehensive income/(loss) that will not be reclassified to net income
Remeasurement income related to defined benefit liability		(44,594)	69,249	7,444
Income tax		13,234	(25,090)	(1,791)
Net of tax amount		(31,360)	44,159	5,653
Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)
Unrealized gain		11,144	33,354	3,994
Income tax		(246)	(1,282)	48,153
Net of tax amount		10,898	32,072	52,147
Gains on asset revaluation
Income tax			(71)	(142)
Net of tax amount			(71)	(142)
Total other comprehensive income that will not be reclassified to net income, net of tax		(20,462)	76,160	57,658
Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)
(Loss)/Gain on investments recycled to profit or loss upon disposal		(8,679)	15,250	34,440
Unrealized gain/(loss)		119,225	(182,729)	(101,544)
Unrealized (loss)/gain for fair value hedging			(3,647)	6,285
Changes in loss allowance for credit losses		3,741	(1,259)	(233)
Income tax		(21,023)	7,843	9,527
Net of tax amount		93,264	(164,542)	(51,525)
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations		(4,963,913)	4,064,795	2,513,742
Gain / (Loss) on net investment hedge in foreign operations		1,948,833	(1,833,087)	(1,207,052)
Income tax		(772,755)	746,232	493,346
Net of tax amount	[1]	(3,787,835)	2,977,940	1,800,036
Unrealized (loss)/gain on investments in associates and joint ventures using equity method		(2,225)	(1,929)	2,913
Income tax		2,223	(1,221)	(982)
Net of tax amount		(2)	(3,150)	1,931
Total other comprehensive income that may be reclassified to net income, net of tax		(3,694,573)	2,810,248	1,750,442
Other comprehensive income, attributable to the owners of the Parent Company, net of tax		(3,715,035)	2,886,408	1,808,100
Other comprehensive income, attributable to the Non-controlling interest		(5,222)	3,441	6,540
Total comprehensive income		2,494,714	9,886,214	6,022,427
Total comprehensive income attributable to: Equity holders of the Parent Company		2,401,901	9,669,898	5,894,895
Total comprehensive income attributable to: Non-controlling interests		$ 92,813	$ 216,316	$ 127,532

[1]	Note